Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of classes of share capital [Table Text Block]
	Number of shares	Amount
in thousands of US dollars except for share amounts		$
Balance, December 31, 2015	196,995,607	540,133
Issued pursuant to asset acquisition (note 17 (d))	2,000,000	8,395
Issued pursuant to exercise of share based options (note 21 (a))	2,833,600	7,728
Balance, December 31, 2016	201,829,207	556,256
Issued pursuant to exercise of share based options (note 21 (a))	1,620,750	5,185
Balance, December 31, 2017	203,449,957	561,441